CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (12,021,649)	$ (26,871,234)	$ (1,845,170)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	359,155	345,365	392,619
Amortization of right-of-use assets	20,134
Loss from disposal of property and equipment	133,582	578,553	6,991
Provision for credit loss of accounts receivables	1,027,900	22,911,671	(702,156)
(Reversal of provision) provision for doubtful accounts of prepayments	(14,912)	47,645	(1,243,233)
Provision for credit loss of other current assets	2,231,501	50,587	7,061
Impairment of prepayments for licensed copyrights			2,664,622
Investment income on short-term investments	(53,914)
Changes in fair value of short-term investments	(17,752)	(473,361)	(596,796)
Changes in fair value of warrant liabilities			(832)
Share of equity (gain) loss in one equity investee	(474,689)	86,405	9,214
Impairment of long-term investments	2,466,065	0	128,204
Impairment of deposit for a long-term investment	2,782,609
Changes in operating assets and liabilities:
Accounts receivable	(1,758,930)	(892,403)	5,818,395
Other current assets	323,658	117,898	(445,227)
Accounts payable	1,545,432	1,408,546	(6,324,955)
Advance from advertisers	(205,747)	(64,345)	114,874
Advertiser deposits	352,626	230,242	(437,091)
Income tax payable	8,122	12,747
Accrued expenses and other liabilities	677,487	77,937	(6,830)
Due to related parties	(3,553)	(8,356)	8,653
Net Cash (Used in) Provided by Operating Activities	(2,260,994)	(1,520,419)	2,259,466
Cash Flows from Investing Activities:
Purchases of property and equipment	(2,644)	(479,764)	(7,412)
Purchases of intangible assets		(5,805)	(22,696)
Proceeds from disposal of property and equipment	779,130
Purchases of short-term investments	(417,391)	(277,944)	(1,285,147)
Redemption of short-term investments	1,477,641	1,948,314	2,359,920
Purchase of long-term investments			(4,801,650)
Deposits made to a third party for future business combination			(2,554,539)
Loans made to related parties	(2,053)		(1,412)
Repayment of loans from a related party		1,390
Net Cash Provided by (Used in) Investing Activities	1,834,683	1,186,191	(6,312,936)
Cash Flows from Financing Activities:
Proceeds from bank borrowings	1,128,348	694,859	2,259,600
Repayment of bank borrowings	(1,113,043)	(2,223,550)	(1,412,250)
Net Cash Provided by (Used in) Financing Activities	15,305	(1,528,691)	847,350
Effect of exchange rate changes on cash and cash equivalents	196,323	27,385	(156,895)
Net decrease in cash and cash equivalents	(214,683)	(1,835,534)	(3,363,015)
Cash and cash equivalents at beginning of year	1,480,528	3,316,062	6,679,077
Cash and cash equivalents at end of year	1,265,845	1,480,528	3,316,062
Supplemental Cash Flow Information
Cash paid for interest expense	20,067	69,234
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	209,089
Settlement of lease liabilities with receivable due from the buyer of properties (Note 7)	209,089
Non-related party
Changes in operating assets and liabilities:
Prepayments	640,301	274,045	1,064,623
Media deposits	$ (278,420)	434,822	532,336
Related Party
Changes in operating assets and liabilities:
Prepayments		$ 212,817	3,012,482
Media deposits			$ 101,682